Annual Fund Operating Expenses - AAM Todd International Intrinsic Value ETF - AAM Todd International Intrinsic Value ETF Class	Jul. 24, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.54%

[1]	Estimated for the current fiscal year.